Income Taxes - Additional Information (Detail) - EUR (€) € in Millions						12 Months Ended
	Jan. 01, 2021	Apr. 01, 2020	Jan. 01, 2020	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense benefits [line items]
Weighted average applicable statutory tax rate						23.70%	29.40%	39.20%
Deferred tax benefit caused by decrease of the United States corporate income tax rate							€ 479
United States [member]
Income tax expense benefits [line items]
Effective tax rate						21.00%	35.00%
Corporate income tax rate				21.00%			35.00%
United Kingdom [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate		17.00%				19.00%
Hungary [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate					9.00%			19.00%
The Netherlands [member] | Changes in tax rates or tax laws enacted or announced [member]
Income tax expense benefits [line items]
Corporate income tax rate	20.50%		22.55%			25.00%